John Hancock
Income Securities Trust
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 68.3% (41.4% of Total investments)				$97,502,209
(Cost $98,452,218)
U.S. Government 27.3%				39,021,429
U.S. Treasury
Bond (A)	2.250	02-15-52	1,210,000	909,107
Bond (A)(B)	3.000	08-15-52	1,674,000	1,481,228
Bond (A)	3.375	11-15-48	1,210,000	1,142,836
Bond (A)	4.000	11-15-42	1,155,000	1,193,620
Note (A)(B)	2.500	05-31-24	5,367,000	5,221,714
Note (A)	3.375	01-31-28	13,803,000	13,741,534
Note (A)	3.875	01-15-26	64,000	63,995
Note (A)(B)	4.125	11-15-32	4,350,000	4,576,336
Note (A)(B)	4.250	09-30-24	3,372,000	3,364,360
Note (A)(B)	4.250	10-15-25	3,300,000	3,325,137
Note (A)(B)	4.375	10-31-24	4,000,000	4,001,562
U.S. Government Agency 41.0%				58,480,780
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	01-01-38	2,174,274	2,190,261
30 Yr Pass Thru	3.000	03-01-43	330,109	311,124
30 Yr Pass Thru	3.000	10-01-49	831,256	766,896
30 Yr Pass Thru	3.000	12-01-49	56,682	52,258
30 Yr Pass Thru	3.000	12-01-49	1,161,161	1,066,178
30 Yr Pass Thru	3.000	01-01-50	789,017	728,666
30 Yr Pass Thru	3.000	06-01-50	1,792,663	1,647,703
30 Yr Pass Thru	3.500	07-01-46	427,970	413,094
30 Yr Pass Thru	3.500	10-01-46	337,811	323,746
30 Yr Pass Thru	3.500	12-01-46	147,336	141,984
30 Yr Pass Thru	3.500	02-01-47	829,943	797,982
30 Yr Pass Thru	3.500	11-01-48	1,588,712	1,526,539
30 Yr Pass Thru	4.000	05-01-52	903,269	884,746
30 Yr Pass Thru	4.500	07-01-52	249,137	247,979
30 Yr Pass Thru	4.500	07-01-52	2,281,594	2,271,710
30 Yr Pass Thru	4.500	08-01-52	153,294	152,714
30 Yr Pass Thru	4.500	08-01-52	758,911	756,335
30 Yr Pass Thru	4.500	08-01-52	626,437	624,311
30 Yr Pass Thru	4.500	09-01-52	380,875	378,130
30 Yr Pass Thru	4.500	09-01-52	430,001	429,616
30 Yr Pass Thru (C)	5.000	07-01-52	1,153,612	1,168,943
30 Yr Pass Thru (C)	5.000	08-01-52	1,158,719	1,173,014
30 Yr Pass Thru	5.000	11-01-52	1,893,652	1,918,316
30 Yr Pass Thru (C)	5.000	12-01-52	1,159,426	1,172,660
30 Yr Pass Thru	5.500	09-01-52	1,118,864	1,149,637
30 Yr Pass Thru	5.500	11-01-52	2,249,561	2,311,432
30 Yr Pass Thru	5.500	11-01-52	2,267,367	2,323,351
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	976,981	913,104
30 Yr Pass Thru	3.000	07-01-43	255,322	238,426
30 Yr Pass Thru	3.000	08-01-49	1,917,997	1,767,098
30 Yr Pass Thru	3.000	11-01-49	258,777	238,337
30 Yr Pass Thru	3.000	01-01-52	1,880,784	1,721,352
30 Yr Pass Thru	3.500	12-01-42	1,129,229	1,088,747
30 Yr Pass Thru	3.500	01-01-43	1,164,518	1,123,357
30 Yr Pass Thru	3.500	04-01-45	410,733	395,587
30 Yr Pass Thru	3.500	11-01-46	792,992	761,766
2	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	07-01-47	837,815	$804,039
30 Yr Pass Thru	3.500	07-01-47	849,064	819,345
30 Yr Pass Thru	3.500	11-01-47	356,610	342,010
30 Yr Pass Thru	3.500	09-01-49	186,036	176,618
30 Yr Pass Thru	3.500	03-01-50	458,551	435,050
30 Yr Pass Thru	4.000	09-01-41	312,885	309,966
30 Yr Pass Thru	4.000	01-01-49	803,628	784,449
30 Yr Pass Thru	4.000	07-01-49	171,874	168,953
30 Yr Pass Thru	4.000	08-01-49	341,730	336,457
30 Yr Pass Thru	4.000	02-01-50	267,493	261,695
30 Yr Pass Thru	4.000	03-01-51	905,074	885,736
30 Yr Pass Thru	4.000	08-01-51	597,094	586,949
30 Yr Pass Thru	4.000	10-01-51	1,217,662	1,188,221
30 Yr Pass Thru	4.000	04-01-52	116,146	113,183
30 Yr Pass Thru	4.000	06-01-52	1,149,267	1,115,644
30 Yr Pass Thru	4.000	06-01-52	1,167,282	1,133,861
30 Yr Pass Thru	4.000	06-01-52	939,616	919,467
30 Yr Pass Thru	4.000	07-01-52	447,675	436,396
30 Yr Pass Thru (C)	4.500	TBA	3,815,000	3,768,207
30 Yr Pass Thru	4.500	06-01-52	475,491	473,877
30 Yr Pass Thru	4.500	06-01-52	1,093,609	1,088,530
30 Yr Pass Thru	4.500	08-01-52	534,017	527,699
30 Yr Pass Thru	4.500	08-01-52	118,797	118,348
30 Yr Pass Thru	4.500	08-01-52	884,908	874,438
30 Yr Pass Thru	4.500	09-01-52	738,607	739,793
30 Yr Pass Thru	5.000	10-01-52	1,835,924	1,864,569

30 Yr Pass Thru (C)	5.000	11-01-52	2,984,915	3,030,181
Foreign government obligations 0.7% (0.4% of Total investments)				$970,970
(Cost $1,005,393)
Argentina 0.1%				169,774
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	499,000	169,774
Qatar 0.2%				267,100
State of Qatar Bond (D)	5.103	04-23-48	259,000	267,100
Saudi Arabia 0.4%				534,096
Kingdom of Saudi Arabia Bond (D)	4.375	04-16-29	534,000	534,096

Corporate bonds 68.5% (41.5% of Total investments)				$97,671,329
(Cost $105,774,135)
Communication services 6.8%				9,783,549
Diversified telecommunication services 1.6%
AT&T, Inc. (A)	3.500	06-01-41	423,000	339,593
AT&T, Inc. (A)	3.650	06-01-51	508,000	390,821
C&W Senior Financing DAC (D)	6.875	09-15-27	208,000	197,866
Connect Finco SARL (D)	6.750	10-01-26	371,000	354,769
GCI LLC (D)	4.750	10-15-28	145,000	127,678
Level 3 Financing, Inc. (D)	3.400	03-01-27	328,000	283,874
Telesat Canada (D)	5.625	12-06-26	93,000	42,954
Total Play Telecomunicaciones SA de CV (D)	6.375	09-20-28	216,000	182,820
Total Play Telecomunicaciones SA de CV (A)(B)(D)	7.500	11-12-25	362,000	337,637
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Entertainment 2.2%
Lions Gate Capital Holdings LLC (D)	5.500	04-15-29	179,000	$116,350
Live Nation Entertainment, Inc. (D)	4.750	10-15-27	92,000	85,100
Netflix, Inc.	4.875	04-15-28	465,000	463,256
Netflix, Inc. (D)	4.875	06-15-30	212,000	209,371
Netflix, Inc. (D)	5.375	11-15-29	92,000	93,309
Netflix, Inc.	5.875	11-15-28	400,000	414,972
Take-Two Interactive Software, Inc. (A)	3.550	04-14-25	156,000	151,339
The Walt Disney Company (A)	7.750	01-20-24	1,020,000	1,047,144
Warnermedia Holdings, Inc. (A)(D)	5.050	03-15-42	120,000	102,460
Warnermedia Holdings, Inc. (A)(D)	5.141	03-15-52	428,000	355,480
WMG Acquisition Corp. (A)(D)	3.875	07-15-30	214,000	188,641
Interactive media and services 0.0%
Match Group Holdings II LLC (D)	3.625	10-01-31	67,000	53,768
Media 2.3%
CCO Holdings LLC (A)(D)	4.500	06-01-33	162,000	131,625
Charter Communications Operating LLC (A)	3.900	06-01-52	183,000	124,871
Charter Communications Operating LLC	4.200	03-15-28	464,000	441,347
Charter Communications Operating LLC (A)	4.800	03-01-50	460,000	362,228
Charter Communications Operating LLC (A)	5.750	04-01-48	531,000	472,737
Charter Communications Operating LLC (A)	6.484	10-23-45	606,000	596,150
Globo Comunicacao e Participacoes SA (D)	4.875	01-22-30	315,000	268,538
News Corp. (A)(D)	3.875	05-15-29	166,000	148,533
News Corp. (D)	5.125	02-15-32	84,000	79,086
Sirius XM Radio, Inc. (A)(D)	4.000	07-15-28	179,000	159,328
Sirius XM Radio, Inc. (A)(B)(D)	5.000	08-01-27	309,000	292,391
Stagwell Global LLC (D)	5.625	08-15-29	131,000	114,789
Univision Communications, Inc. (A)(D)	4.500	05-01-29	88,000	75,717
Wireless telecommunication services 0.7%
MTN Mauritius Investments, Ltd. (D)	4.755	11-11-24	225,000	219,504
T-Mobile USA, Inc. (A)	2.875	02-15-31	45,000	38,471
T-Mobile USA, Inc. (A)	3.875	04-15-30	517,000	484,213
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) (A)	7.000	04-04-79	228,000	234,819
Consumer discretionary 7.8%				11,085,650
Auto components 0.1%
Dealer Tire LLC (D)	8.000	02-01-28	92,000	84,716
Automobiles 2.7%
Ford Motor Company	3.250	02-12-32	134,000	106,351
Ford Motor Credit Company LLC	4.125	08-17-27	329,000	303,430
Ford Motor Credit Company LLC	4.134	08-04-25	762,000	727,687
Ford Motor Credit Company LLC	5.113	05-03-29	440,000	416,991
General Motors Company (A)	5.400	10-15-29	314,000	311,941
General Motors Company (A)	5.400	04-01-48	162,000	143,701
General Motors Financial Company, Inc. (A)	3.600	06-21-30	717,000	631,051
General Motors Financial Company, Inc. (A)	6.000	01-09-28	780,000	802,744
Nissan Motor Company, Ltd. (D)	3.522	09-17-25	156,000	147,258
Nissan Motor Company, Ltd. (D)	4.345	09-17-27	200,000	188,286
Diversified consumer services 0.1%
Service Corp. International (A)	4.000	05-15-31	208,000	181,892
Hotels, restaurants and leisure 3.2%
Affinity Gaming (D)	6.875	12-15-27	123,000	110,116
4	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Booking Holdings, Inc. (A)	4.625	04-13-30	334,000	$335,320
Caesars Entertainment, Inc. (C)(D)	7.000	02-15-30	76,000	77,330
CCM Merger, Inc. (A)(D)	6.375	05-01-26	105,000	101,588
Choice Hotels International, Inc. (A)	3.700	12-01-29	182,000	163,816
Choice Hotels International, Inc. (A)	3.700	01-15-31	139,000	123,181
Expedia Group, Inc. (A)	2.950	03-15-31	222,000	186,921
Expedia Group, Inc. (A)	4.625	08-01-27	310,000	305,173
Expedia Group, Inc. (A)	5.000	02-15-26	325,000	325,237
Full House Resorts, Inc. (D)	8.250	02-15-28	100,000	93,220
Hilton Grand Vacations Borrower Escrow LLC (D)	4.875	07-01-31	146,000	126,608
Hilton Grand Vacations Borrower Escrow LLC (D)	5.000	06-01-29	185,000	165,455
Hyatt Hotels Corp. (A)	6.000	04-23-30	144,000	148,386
Jacobs Entertainment, Inc. (D)	6.750	02-15-29	77,000	71,613
Marriott International, Inc. (A)	4.625	06-15-30	300,000	292,625
MGM Resorts International	4.750	10-15-28	332,000	301,032
Midwest Gaming Borrower LLC (D)	4.875	05-01-29	183,000	160,133
Mohegan Tribal Gaming Authority (D)	8.000	02-01-26	173,000	164,350
New Red Finance, Inc. (D)	4.000	10-15-30	454,000	386,468
Premier Entertainment Sub LLC (D)	5.625	09-01-29	114,000	81,938
Resorts World Las Vegas LLC (A)(B)(D)	4.625	04-16-29	200,000	163,551
Travel + Leisure Company (A)(D)	4.625	03-01-30	145,000	123,299
Travel + Leisure Company (A)	6.600	10-01-25	111,000	110,441
Wyndham Hotels & Resorts, Inc. (A)(D)	4.375	08-15-28	101,000	93,153
Yum! Brands, Inc. (A)	3.625	03-15-31	197,000	167,928
Yum! Brands, Inc. (A)(D)	4.750	01-15-30	183,000	171,151
Household durables 0.3%
Brookfield Residential Properties, Inc. (A)(D)	5.000	06-15-29	117,000	92,916
Century Communities, Inc. (A)(D)	3.875	08-15-29	220,000	184,944
KB Home	4.000	06-15-31	178,000	148,423
KB Home	7.250	07-15-30	46,000	45,928
Internet and direct marketing retail 0.3%
eBay, Inc. (A)	6.300	11-22-32	322,000	350,936
Multiline retail 0.4%
Dollar Tree, Inc. (A)	4.200	05-15-28	537,000	527,922
Macy’s Retail Holdings LLC (D)	5.875	04-01-29	54,000	50,221
Macy’s Retail Holdings LLC (D)	5.875	03-15-30	15,000	13,692
Macy’s Retail Holdings LLC (D)	6.125	03-15-32	27,000	24,165
Specialty retail 0.7%
Asbury Automotive Group, Inc. (A)(D)	4.625	11-15-29	38,000	33,533
Asbury Automotive Group, Inc.	4.750	03-01-30	134,000	117,217
AutoNation, Inc. (A)	4.750	06-01-30	142,000	133,225
Group 1 Automotive, Inc. (A)(D)	4.000	08-15-28	107,000	94,102
Ken Garff Automotive LLC (D)	4.875	09-15-28	128,000	110,240
Lithia Motors, Inc. (D)	3.875	06-01-29	80,000	67,974
Lithia Motors, Inc. (D)	4.375	01-15-31	80,000	68,112
Lithia Motors, Inc. (D)	4.625	12-15-27	40,000	37,200
The Michaels Companies, Inc. (D)	5.250	05-01-28	253,000	210,979
The Michaels Companies, Inc. (D)	7.875	05-01-29	234,000	177,840
Consumer staples 2.0%				2,800,051
Beverages 0.2%
Anheuser-Busch Companies LLC (A)	4.900	02-01-46	127,000	123,962
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (A)	4.600	04-15-48	223,000	$210,963
Food and staples retailing 0.1%
Advantage Sales & Marketing, Inc. (D)	6.500	11-15-28	245,000	186,200
Food products 1.5%
Coruripe Netherlands BV (D)	10.000	02-10-27	205,000	154,201
JBS USA LUX SA (A)(D)	3.625	01-15-32	207,000	172,928
JBS USA LUX SA (A)(D)	3.750	12-01-31	65,000	54,911
JBS USA LUX SA (A)(D)	5.125	02-01-28	128,000	125,213
JBS USA LUX SA (A)(D)	5.750	04-01-33	348,000	341,235
Kraft Heinz Foods Company (A)	4.375	06-01-46	534,000	466,286
Kraft Heinz Foods Company (A)	4.875	10-01-49	136,000	127,201
Kraft Heinz Foods Company (A)	5.000	06-04-42	139,000	133,780
MARB BondCo PLC (D)	3.950	01-29-31	264,000	207,921
NBM US Holdings, Inc. (D)	6.625	08-06-29	298,000	289,891
Household products 0.1%
Edgewell Personal Care Company (D)	4.125	04-01-29	87,000	75,799
Personal products 0.1%
Oriflame Investment Holding PLC (D)	5.125	05-04-26	205,000	129,560
Energy 8.6%				12,215,772
Energy equipment and services 0.4%
CSI Compressco LP (A)(B)(D)	7.500	04-01-25	297,000	278,889
CSI Compressco LP (D)	7.500	04-01-25	88,000	82,634
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (D)	10.000	04-01-26	285,633	242,005
Oil, gas and consumable fuels 8.2%
Aker BP ASA (D)	3.000	01-15-25	204,000	195,508
Aker BP ASA (D)	3.100	07-15-31	298,000	253,110
Aker BP ASA (D)	3.750	01-15-30	169,000	153,146
Altera Infrastructure LP (D)(E)	8.500	07-15-23	180,000	4,500
Antero Midstream Partners LP (D)	5.375	06-15-29	182,000	169,033
Antero Resources Corp. (D)	5.375	03-01-30	69,000	64,343
Ascent Resources Utica Holdings LLC (D)	5.875	06-30-29	235,000	206,859
Cheniere Energy Partners LP	4.000	03-01-31	362,000	324,772
Cheniere Energy Partners LP	4.500	10-01-29	403,000	378,062
CNX Resources Corp. (A)(B)(D)	7.375	01-15-31	45,000	43,762
Continental Resources, Inc. (A)	4.900	06-01-44	146,000	117,237
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43	200,000	197,500
Diamondback Energy, Inc. (A)	3.125	03-24-31	208,000	181,570
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) (A)	5.500	07-15-77	340,000	317,652
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (A)	5.750	07-15-80	347,000	328,363
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) (A)	6.250	03-01-78	306,000	291,215
Energean Israel Finance, Ltd. (D)	5.375	03-30-28	79,000	72,684
Energean Israel Finance, Ltd. (D)	5.875	03-30-31	138,000	124,548
Energy Transfer LP (A)	4.200	04-15-27	172,000	166,197
Energy Transfer LP (A)	5.150	03-15-45	345,000	311,336
Energy Transfer LP (A)	5.250	04-15-29	548,000	553,126
Energy Transfer LP (A)	5.400	10-01-47	250,000	229,272
Energy Transfer LP (A)	5.500	06-01-27	263,000	266,968
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (F)	6.500	11-15-26	363,000	340,450
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) (A)	5.250	08-16-77	580,000	506,306
EQM Midstream Partners LP (D)	7.500	06-01-27	32,000	31,999
6	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
EQM Midstream Partners LP (D)	7.500	06-01-30	18,000	$17,978
EQT Corp.	5.678	10-01-25	60,000	60,078
Hess Midstream Operations LP (A)(D)	4.250	02-15-30	59,000	51,673
Hess Midstream Operations LP (A)(D)	5.500	10-15-30	25,000	23,315
Kinder Morgan Energy Partners LP (A)	7.750	03-15-32	208,000	238,744
Leviathan Bond, Ltd. (D)	6.500	06-30-27	327,000	321,892
Leviathan Bond, Ltd. (D)	6.750	06-30-30	64,000	62,290
MC Brazil Downstream Trading SARL (D)	7.250	06-30-31	201,664	175,909
Midwest Connector Capital Company LLC (A)(D)	3.900	04-01-24	9,000	8,794
MPLX LP (A)	4.000	03-15-28	223,000	214,121
MPLX LP (A)	4.125	03-01-27	79,000	76,592
MPLX LP (A)	4.250	12-01-27	170,000	165,261
MPLX LP (A)	4.950	09-01-32	149,000	146,713
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (A)(B)(F)	6.875	02-15-23	752,000	752,226
Occidental Petroleum Corp. (A)	6.450	09-15-36	153,000	160,899
Occidental Petroleum Corp. (A)	6.600	03-15-46	126,000	134,174
Ovintiv, Inc. (A)	7.200	11-01-31	41,000	44,753
Parkland Corp. (A)(D)	4.500	10-01-29	133,000	114,086
Parkland Corp. (A)(D)	4.625	05-01-30	130,000	111,748
Petroleos Mexicanos	8.750	06-02-29	123,000	119,786
Sabine Pass Liquefaction LLC (A)	4.200	03-15-28	153,000	148,279
Sabine Pass Liquefaction LLC (A)	4.500	05-15-30	310,000	300,915
Sabine Pass Liquefaction LLC (A)	5.000	03-15-27	259,000	259,478
Sabine Pass Liquefaction LLC (A)	5.875	06-30-26	180,000	184,062
Southwestern Energy Company (A)	4.750	02-01-32	98,000	86,389
Sunoco LP (A)	4.500	05-15-29	72,000	65,138
Sunoco LP (A)	4.500	04-30-30	196,000	174,607
Targa Resources Corp. (A)	4.950	04-15-52	323,000	276,567
Targa Resources Partners LP (A)	4.000	01-15-32	267,000	233,146
The Williams Companies, Inc. (A)	3.750	06-15-27	253,000	244,606
The Williams Companies, Inc. (A)	4.650	08-15-32	213,000	207,804
TransCanada PipeLines, Ltd. (A)	4.250	05-15-28	205,000	200,175
Var Energi ASA (D)	8.000	11-15-32	215,000	230,947
Venture Global Calcasieu Pass LLC (A)(D)	3.875	08-15-29	72,000	64,080
Venture Global Calcasieu Pass LLC (A)(D)	4.125	08-15-31	119,000	105,501
Financials 17.0%				24,216,969
Banks 11.1%
Banco Santander SA	4.379	04-12-28	200,000	192,654
Bank of America Corp. (A)	3.248	10-21-27	310,000	295,695
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%) (A)	3.846	03-08-37	328,000	285,830
Bank of America Corp. (5.015% to 7-22-32, then SOFR + 2.160%) (A)(B)	5.015	07-22-33	965,000	964,417
Bank of America Corp. (6.204% to 11-10-27, then SOFR + 1.990%) (A)	6.204	11-10-28	309,000	325,853
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (A)(F)	6.300	03-10-26	610,000	617,137
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (F)	4.375	03-15-28	296,000	240,597
BPCE SA (A)(D)	4.500	03-15-25	235,000	228,814
Citigroup, Inc. (A)	3.200	10-21-26	449,000	425,414
Citigroup, Inc. (A)	4.600	03-09-26	540,000	536,843
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (F)	4.700	01-30-25	421,000	384,657
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	525,000	528,434
Citigroup, Inc. (6.270% to 11-17-32, then SOFR + 2.338%) (A)	6.270	11-17-33	150,000	163,354
Citizens Financial Group, Inc. (A)(B)	3.250	04-30-30	448,000	404,147
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Credit Agricole SA (A)(D)	3.250	01-14-30	471,000	$406,826
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(D)(F)	7.875	01-23-24	200,000	199,800
Danske Bank A/S (6.466% to 1-9-25, then 1 Year CMT + 2.100%) (A)(D)	6.466	01-09-26	200,000	203,064
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	215,000	210,087
Freedom Mortgage Corp. (D)	8.125	11-15-24	139,000	134,487
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (A)(F)	6.375	03-30-25	200,000	197,400
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (A)(F)	4.600	02-01-25	379,000	356,260
JPMorgan Chase & Co. (4.912% to 7-25-32, then SOFR + 2.080%) (A)	4.912	07-25-33	345,000	343,736
JPMorgan Chase & Co. (5.717% to 9-14-32, then SOFR + 2.580%) (A)	5.717	09-14-33	355,000	366,265
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (A)(F)	6.750	02-01-24	430,000	434,334
Lloyds Banking Group PLC (A)	4.450	05-08-25	740,000	729,897
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	385,000	382,147
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(B)(F)	5.125	11-01-26	141,000	130,848
NatWest Group PLC (5.516% to 9-30-27, then 1 Year CMT + 2.270%) (A)	5.516	09-30-28	342,000	348,800
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (F)	6.000	12-29-25	393,000	375,315
Santander Holdings USA, Inc. (A)	3.244	10-05-26	600,000	564,455
Santander Holdings USA, Inc. (A)	3.450	06-02-25	585,000	559,702
Santander Holdings USA, Inc. (A)	4.400	07-13-27	395,000	384,228
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(D)(F)	5.375	11-18-30	269,000	231,321
Societe Generale SA (6.446% to 1-10-28, then 1 Year CMT + 2.550%) (A)(D)	6.446	01-10-29	472,000	489,615
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (A)(F)	3.400	09-15-26	438,000	373,395
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (A)(F)	4.850	06-01-23	224,000	220,461
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (A)(F)(G)	8.492	05-01-23	340,000	340,850
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) (A)	3.068	04-30-41	363,000	283,028
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%) (A)	3.350	03-02-33	237,000	208,987
Wells Fargo & Company (4.808% to 7-25-27, then SOFR + 1.980%) (A)	4.808	07-25-28	621,000	619,677
Wells Fargo & Company (4.897% to 7-25-32, then SOFR + 2.100%) (A)	4.897	07-25-33	438,000	436,302
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (A)(F)	5.875	06-15-25	755,000	751,376
Capital markets 3.6%
Ares Capital Corp. (A)	2.875	06-15-28	237,000	200,142
Ares Capital Corp. (A)	3.250	07-15-25	140,000	131,804
Ares Capital Corp. (A)	3.875	01-15-26	539,000	507,019
Ares Capital Corp. (A)	4.200	06-10-24	84,000	82,605
Blackstone Private Credit Fund (A)	2.700	01-15-25	207,000	193,770
Blackstone Private Credit Fund (A)	3.250	03-15-27	60,000	52,486
Blackstone Private Credit Fund (A)	4.000	01-15-29	291,000	251,237
Blackstone Private Credit Fund (D)	7.050	09-29-25	250,000	253,493
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%) (A)	3.742	01-07-33	339,000	267,812
Deutsche Bank AG (6.720% to 1-18-28, then SOFR + 3.180%) (A)	6.720	01-18-29	205,000	215,708
Lazard Group LLC (A)	4.375	03-11-29	230,000	221,192
Macquarie Bank, Ltd. (A)(D)	3.624	06-03-30	246,000	212,121
Macquarie Bank, Ltd. (A)(D)	4.875	06-10-25	217,000	213,767
Morgan Stanley (A)	3.875	01-27-26	219,000	213,863
Morgan Stanley (5.948% to 1-19-33, then 5 Year CMT + 2.430%) (A)	5.948	01-19-38	531,000	542,642
MSCI, Inc. (D)	3.250	08-15-33	158,000	129,560
MSCI, Inc. (D)	3.625	11-01-31	170,000	145,299
The Goldman Sachs Group, Inc. (4.482% to 8-23-27, then SOFR + 1.725%) (A)	4.482	08-23-28	988,000	970,875
8	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (D)(F)	7.000	01-31-24	295,000	$293,147
Consumer finance 0.4%
Ally Financial, Inc. (A)	7.100	11-15-27	170,000	179,411
Enova International, Inc. (D)	8.500	09-15-25	260,000	247,325
OneMain Finance Corp. (A)	6.875	03-15-25	75,000	74,765
Insurance 1.7%
Athene Holding, Ltd. (A)	3.500	01-15-31	162,000	139,803
CNA Financial Corp.	3.900	05-01-29	150,000	140,099
CNO Financial Group, Inc. (A)	5.250	05-30-25	137,000	136,937
CNO Financial Group, Inc. (A)	5.250	05-30-29	384,000	374,498
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (A)(B)(D)	4.125	12-15-51	203,000	173,565
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) (A)	6.400	12-15-36	355,000	361,608
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (D)	2.750	01-21-51	394,000	333,566
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%) (A)	5.125	03-01-52	168,000	156,727
SBL Holdings, Inc. (A)(D)	5.000	02-18-31	275,000	228,714
Teachers Insurance & Annuity Association of America (A)(D)	4.270	05-15-47	430,000	386,742
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30	136,000	110,160
Nationstar Mortgage Holdings, Inc. (D)	5.500	08-15-28	147,000	128,435
Nationstar Mortgage Holdings, Inc. (D)	6.000	01-15-27	75,000	69,563
Health care 3.2%				4,556,678
Biotechnology 0.7%
AbbVie, Inc. (A)	3.200	11-21-29	791,000	735,499
Amgen, Inc.	4.050	08-18-29	240,000	236,700
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)(D)	7.875	10-15-27	104,000	103,450
Health care providers and services 2.0%
AdaptHealth LLC (D)	5.125	03-01-30	132,000	117,484
AmerisourceBergen Corp. (A)	2.800	05-15-30	257,000	225,801
Centene Corp. (A)	3.000	10-15-30	236,000	201,780
Centene Corp. (A)	3.375	02-15-30	138,000	121,319
Centene Corp.	4.250	12-15-27	70,000	67,149
CVS Health Corp. (A)	3.750	04-01-30	91,000	85,263
CVS Health Corp. (A)	3.875	07-20-25	65,000	63,677
CVS Health Corp. (A)	5.050	03-25-48	260,000	247,187
DaVita, Inc. (D)	3.750	02-15-31	292,000	227,030
DaVita, Inc. (D)	4.625	06-01-30	285,000	240,113
Encompass Health Corp.	4.500	02-01-28	130,000	121,349
Encompass Health Corp.	4.625	04-01-31	77,000	67,775
Fresenius Medical Care US Finance III, Inc. (A)(D)	2.375	02-16-31	430,000	326,473
HCA, Inc. (A)	5.250	06-15-26	550,000	550,644
Universal Health Services, Inc. (A)	2.650	10-15-30	275,000	231,850
Pharmaceuticals 0.4%
Organon & Company (A)(D)	5.125	04-30-31	249,000	224,795
Viatris, Inc. (A)	2.700	06-22-30	224,000	184,588
Viatris, Inc. (A)	4.000	06-22-50	255,000	176,752
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	9

	Rate (%)	Maturity date	Par value^	Value
Industrials 9.9%				$14,093,550
Aerospace and defense 1.2%
DAE Funding LLC (D)	2.625	03-20-25	274,000	258,472
Huntington Ingalls Industries, Inc. (A)	4.200	05-01-30	190,000	177,750
The Boeing Company (A)	3.200	03-01-29	164,000	149,819
The Boeing Company (A)	5.040	05-01-27	468,000	472,604
The Boeing Company (A)	5.150	05-01-30	651,000	656,153
Airlines 4.2%
Air Canada 2013-1 Class A Pass Through Trust (D)	4.125	05-15-25	156,957	144,588
Air Canada 2017-1 Class B Pass Through Trust (A)(D)	3.700	01-15-26	179,048	161,468
Alaska Airlines 2020-1 Class B Pass Through Trust (A)(D)	8.000	08-15-25	76,253	77,030
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	646,450	555,854
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	132,660	129,562
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	285,221	240,858
American Airlines 2017-1 Class A Pass Through Trust (A)	4.000	02-15-29	143,081	112,961
American Airlines 2017-1 Class AA Pass Through Trust (A)	3.650	02-15-29	220,125	195,534
American Airlines 2017-2 Class A Pass Through Trust (A)	3.600	10-15-29	180,791	143,313
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	276,617	206,639
American Airlines 2019-1 Class AA Pass Through Trust (A)	3.150	02-15-32	223,887	187,852
American Airlines 2019-1 Class B Pass Through Trust	3.850	02-15-28	66,340	58,685
American Airlines 2021-1 Class A Pass Through Trust (A)	2.875	07-11-34	150,844	123,315
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	107,915	89,920
British Airways 2013-1 Class A Pass Through Trust (A)(D)	4.625	06-20-24	230,288	225,174
British Airways 2018-1 Class A Pass Through Trust (A)(D)	4.125	09-20-31	106,347	91,251
British Airways 2020-1 Class A Pass Through Trust (A)(D)	4.250	11-15-32	92,936	85,744
British Airways 2020-1 Class B Pass Through Trust (A)(D)	8.375	11-15-28	67,456	66,486
Delta Air Lines, Inc. (A)(B)	4.375	04-19-28	355,000	329,898
Delta Air Lines, Inc. (A)(D)	4.500	10-20-25	72,416	71,551
Delta Air Lines, Inc. (A)(D)	4.750	10-20-28	235,848	229,789
JetBlue 2019-1 Class AA Pass Through Trust (A)	2.750	05-15-32	234,653	196,848
United Airlines 2014-2 Class A Pass Through Trust (A)	3.750	09-03-26	322,813	296,914
United Airlines 2016-1 Class A Pass Through Trust (A)	3.450	07-07-28	291,724	253,820
United Airlines 2016-1 Class B Pass Through Trust (A)	3.650	01-07-26	264,153	240,430
United Airlines 2018-1 Class B Pass Through Trust (A)	4.600	03-01-26	77,197	70,730
United Airlines 2019-1 Class A Pass Through Trust (A)	4.550	08-25-31	202,817	173,561
United Airlines 2020-1 Class A Pass Through Trust (A)	5.875	10-15-27	538,737	538,737
United Airlines 2020-1 Class B Pass Through Trust (A)	4.875	01-15-26	122,995	118,690
United Airlines, Inc. (A)(D)	4.375	04-15-26	23,000	21,835
United Airlines, Inc. (A)(D)	4.625	04-15-29	53,000	48,342
US Airways 2010-1 Class A Pass Through Trust (A)	6.250	04-22-23	136,512	135,450
US Airways 2011-1 Class A Pass Through Trust (A)	7.125	10-22-23	120,864	119,462
US Airways 2012-1 Class A Pass Through Trust (A)	5.900	10-01-24	130,655	126,818
US Airways 2012-2 Class A Pass Through Trust (A)	4.625	06-03-25	116,357	107,798
Building products 0.4%
Builders FirstSource, Inc. (A)(D)	4.250	02-01-32	225,000	193,556
Builders FirstSource, Inc. (A)(D)	5.000	03-01-30	34,000	31,701
Builders FirstSource, Inc. (A)(D)	6.375	06-15-32	135,000	132,169
Owens Corning (A)	3.950	08-15-29	249,000	236,088
Commercial services and supplies 0.6%
APX Group, Inc. (D)	5.750	07-15-29	201,000	173,878
Cimpress PLC (D)	7.000	06-15-26	264,000	183,294
GFL Environmental, Inc. (D)	4.375	08-15-29	95,000	84,248
Graphic Packaging International LLC (A)(D)	3.500	03-01-29	204,000	179,551
Prime Security Services Borrower LLC (A)(D)	3.375	08-31-27	47,000	41,705
10	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Prime Security Services Borrower LLC (A)(D)	6.250	01-15-28	163,000	$154,589
Construction and engineering 0.3%
Global Infrastructure Solutions, Inc. (D)	5.625	06-01-29	200,000	164,000
MasTec, Inc. (A)(D)	4.500	08-15-28	147,000	136,260
Tutor Perini Corp. (A)(D)	6.875	05-01-25	213,000	189,762
Electrical equipment 0.2%
Regal Rexnord Corp. (A)(D)	6.050	02-15-26	181,000	183,937
Regal Rexnord Corp. (A)(D)	6.400	04-15-33	155,000	158,925
Machinery 0.2%
Flowserve Corp. (A)	3.500	10-01-30	184,000	160,444
Hillenbrand, Inc. (A)	3.750	03-01-31	85,000	71,400
JB Poindexter & Company, Inc. (D)	7.125	04-15-26	99,000	97,763
Professional services 0.3%
CoStar Group, Inc. (D)	2.800	07-15-30	412,000	348,129
Road and rail 0.6%
Uber Technologies, Inc. (A)(D)	4.500	08-15-29	320,000	284,900
Uber Technologies, Inc. (A)(D)	7.500	05-15-25	228,000	231,254
Uber Technologies, Inc. (A)(D)	7.500	09-15-27	292,000	296,488
Trading companies and distributors 1.9%
AerCap Ireland Capital DAC	3.650	07-21-27	400,000	394,500
AerCap Ireland Capital DAC	3.875	01-23-28	1,137,000	1,062,496
Air Lease Corp. (A)	2.875	01-15-26	171,000	160,436
Air Lease Corp. (A)	3.625	12-01-27	164,000	153,510
Air Lease Corp.	5.850	12-15-27	135,000	137,780
Ashtead Capital, Inc. (D)	5.500	08-11-32	200,000	200,609
Beacon Roofing Supply, Inc. (D)	4.125	05-15-29	151,000	130,174
United Rentals North America, Inc. (A)	3.875	11-15-27	146,000	138,700
United Rentals North America, Inc. (A)	4.875	01-15-28	299,000	289,599
Information technology 5.7%				8,100,794
Communications equipment 0.5%
Motorola Solutions, Inc. (A)	4.600	05-23-29	114,000	111,286
Motorola Solutions, Inc. (A)	5.600	06-01-32	600,000	611,735
IT services 0.5%
Block, Inc. (A)(B)	3.500	06-01-31	96,000	80,162
Gartner, Inc. (D)	3.625	06-15-29	89,000	79,922
Gartner, Inc. (A)(B)(D)	4.500	07-01-28	287,000	272,647
Sabre GLBL, Inc. (A)(D)	7.375	09-01-25	161,000	157,920
VeriSign, Inc. (A)	2.700	06-15-31	157,000	134,931
Semiconductors and semiconductor equipment 2.5%
Broadcom, Inc. (A)(D)	3.419	04-15-33	408,000	342,291
Broadcom, Inc. (A)	4.750	04-15-29	976,000	963,364
Broadcom, Inc. (A)(D)	4.926	05-15-37	174,000	159,708
KLA Corp. (A)	4.100	03-15-29	173,000	170,773
Micron Technology, Inc. (A)	4.185	02-15-27	762,000	742,801
Micron Technology, Inc. (A)	5.327	02-06-29	697,000	700,684
NXP BV	3.875	06-18-26	372,000	359,110
Qorvo, Inc. (A)(D)	3.375	04-01-31	187,000	154,647
Software 0.9%
Autodesk, Inc. (A)	2.850	01-15-30	133,000	117,816
Consensus Cloud Solutions, Inc. (D)	6.500	10-15-28	194,000	181,625
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	11

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Oracle Corp.	6.150	11-09-29	345,000	$368,755
Oracle Corp. (A)	6.250	11-09-32	531,000	577,174
Technology hardware, storage and peripherals 1.3%
Atento Luxco 1 SA (D)	8.000	02-10-26	78,000	42,276
CDW LLC (A)	3.250	02-15-29	115,000	99,613
Dell International LLC (A)	4.900	10-01-26	480,000	477,305
Dell International LLC (A)	5.300	10-01-29	221,000	223,099
Dell International LLC (A)	5.850	07-15-25	423,000	431,016
Western Digital Corp. (A)	4.750	02-15-26	559,000	540,134
Materials 2.8%				3,986,790
Chemicals 0.5%
Braskem Netherlands Finance BV (A)(B)(D)	5.875	01-31-50	269,000	223,240
Sasol Financing USA LLC	5.500	03-18-31	286,000	249,535
Trinseo Materials Operating SCA (A)(D)	5.125	04-01-29	138,000	99,416
Valvoline, Inc. (A)(D)	3.625	06-15-31	240,000	201,938
Construction materials 0.5%
Cemex SAB de CV (D)	3.875	07-11-31	255,000	215,006
Cemex SAB de CV (D)	5.200	09-17-30	256,000	239,457
Standard Industries, Inc. (A)(D)	3.375	01-15-31	109,000	86,570
Standard Industries, Inc. (A)(D)	4.375	07-15-30	122,000	104,294
Standard Industries, Inc. (A)(D)	5.000	02-15-27	54,000	51,172
Containers and packaging 0.5%
Mauser Packaging Solutions Holding Company (D)	7.875	08-15-26	116,000	117,015
Owens-Brockway Glass Container, Inc. (A)(B)(D)	6.625	05-13-27	97,000	95,099
Pactiv Evergreen Group Issuer, Inc. (A)(D)	4.000	10-15-27	275,000	246,813
Pactiv Evergreen Group Issuer, Inc. (A)(D)	4.375	10-15-28	133,000	118,209
Trident TPI Holdings, Inc. (D)	6.625	11-01-25	85,000	75,972
Metals and mining 1.3%
Anglo American Capital PLC (D)	4.750	04-10-27	200,000	199,082
Arconic Corp. (A)(D)	6.125	02-15-28	134,000	128,746
First Quantum Minerals, Ltd. (D)	6.875	10-15-27	168,000	162,855
Freeport-McMoRan, Inc.	4.250	03-01-30	278,000	259,444
Freeport-McMoRan, Inc.	4.625	08-01-30	226,000	217,064
Freeport-McMoRan, Inc.	5.450	03-15-43	323,000	313,795
Hudbay Minerals, Inc. (D)	4.500	04-01-26	52,000	47,905
JW Aluminum Continuous Cast Company (D)	10.250	06-01-26	88,000	89,320
Newmont Corp. (A)	2.800	10-01-29	117,000	102,959
Novelis Corp. (D)	4.750	01-30-30	327,000	295,935
Volcan Cia Minera SAA (D)	4.375	02-11-26	52,000	45,949
Real estate 2.3%				3,363,517
Equity real estate investment trusts 2.3%
American Homes 4 Rent LP (A)	4.250	02-15-28	154,000	147,607
American Tower Corp. (A)	3.550	07-15-27	215,000	203,051
American Tower Corp. (A)	3.800	08-15-29	671,000	627,110
Crown Castle, Inc. (A)	3.800	02-15-28	175,000	166,999
GLP Capital LP	3.250	01-15-32	119,000	98,665
GLP Capital LP	4.000	01-15-30	121,000	109,302
GLP Capital LP	5.375	04-15-26	231,000	230,764
Host Hotels & Resorts LP (A)	3.375	12-15-29	311,000	270,826
Host Hotels & Resorts LP (A)	3.500	09-15-30	182,000	155,674
Host Hotels & Resorts LP (A)	4.500	02-01-26	164,000	160,430
12	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Iron Mountain Information Management Services, Inc. (D)	5.000	07-15-32	54,000	$46,818
Iron Mountain, Inc. (D)	4.875	09-15-29	113,000	102,054
Iron Mountain, Inc. (D)	5.250	07-15-30	130,000	117,642
RHP Hotel Properties LP (A)(D)	4.500	02-15-29	180,000	159,984
SBA Tower Trust (D)	6.599	01-15-28	96,000	100,017
VICI Properties LP (A)(D)	3.875	02-15-29	151,000	136,029
VICI Properties LP (A)(D)	4.125	08-15-30	155,000	138,645
VICI Properties LP (A)(D)	4.625	12-01-29	279,000	259,816
VICI Properties LP (A)	5.125	05-15-32	62,000	59,309
XHR LP (A)(D)	4.875	06-01-29	82,000	72,775
Utilities 2.4%				3,468,009
Electric utilities 1.7%
Atlantica Transmision Sur SA (D)	6.875	04-30-43	235,250	217,736
Emera US Finance LP (A)	3.550	06-15-26	130,000	123,320
FirstEnergy Corp.	2.650	03-01-30	165,000	140,983
FirstEnergy Corp.	3.400	03-01-50	69,000	49,018
Instituto Costarricense de Electricidad (D)	6.375	05-15-43	215,000	172,985
NextEra Energy Capital Holdings, Inc.	5.000	07-15-32	90,000	91,502
NRG Energy, Inc. (D)	3.375	02-15-29	47,000	38,856
NRG Energy, Inc. (A)(D)	3.625	02-15-31	132,000	104,557
NRG Energy, Inc. (D)	3.875	02-15-32	291,000	226,515
NRG Energy, Inc. (A)(D)	4.450	06-15-29	194,000	177,532
NRG Energy, Inc.	5.750	01-15-28	250,000	239,574
Vistra Operations Company LLC (A)(D)	3.700	01-30-27	486,000	452,439
Vistra Operations Company LLC (A)(D)	4.300	07-15-29	441,000	407,678
Gas utilities 0.2%
AmeriGas Partners LP (A)	5.500	05-20-25	228,000	221,160
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (D)	4.375	05-31-30	233,000	206,683
NextEra Energy Operating Partners LP (D)	3.875	10-15-26	193,000	179,009
NextEra Energy Operating Partners LP (D)	4.500	09-15-27	110,000	103,534
Multi-utilities 0.2%
Dominion Energy, Inc. (A)	3.375	04-01-30	169,000	154,005

NiSource, Inc. (A)	3.600	05-01-30	174,000	160,923
Municipal bonds 0.4% (0.3% of Total investments)				$601,588
(Cost $694,492)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	176,000	145,592
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	296,000	263,131
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	30,000	26,099

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	187,000	166,766
Term loans (H) 0.1% (0.1% of Total investments)				$220,425
(Cost $251,861)
Industrials 0.1%				176,497
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	8.125	06-02-28	208,513	176,497
Materials 0.0%				43,928
Containers and packaging 0.0%

Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	8.836	04-13-29	44,775	43,928
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	13

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 11.7% (7.1% of Total investments)				$16,732,394
(Cost $20,342,137)
Commercial and residential 8.3%				11,860,860
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (D)(I)	3.719	11-05-32	175,000	133,078
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	241,000	231,007
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	155,000	147,391
BBCMS Trust
Series 2015-SRCH, Class D (D)(I)	4.957	08-10-35	295,000	257,008
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	127,837	122,834
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (D)(G)	6.248	05-15-39	212,000	209,758
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (D)(G)	6.797	05-15-39	100,000	97,302
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (D)(G)	6.376	04-15-37	601,000	591,971
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (D)	0.179	01-10-35	6,885,000	861
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month CME Term SOFR + 1.044%) (D)(G)	5.523	10-15-37	205,737	202,840
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (D)(G)	5.310	11-15-38	184,000	180,114
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (D)(G)	5.559	09-15-36	223,000	213,859
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (D)(G)	5.468	01-17-39	451,000	440,420
BX Trust
Series 2022-CLS, Class A (D)	5.760	10-13-27	221,000	218,423
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (D)(G)	7.009	12-15-37	146,000	141,609
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class A (D)	4.149	01-10-36	123,000	120,587
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.228	10-15-45	223,249	2
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.434	05-10-51	3,805,528	71,955
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (D)(I)	4.394	08-10-30	340,000	306,773
Series 2020-CBM, Class A2 (D)	2.896	02-10-37	208,000	194,600
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (D)(G)	6.059	05-15-36	350,000	345,599
Flagstar Mortgage Trust
Series 2021-1, Class A2 (D)(I)	2.500	02-01-51	359,311	299,955
GCAT Trust
Series 2023-NQM2, Class A1 (C)	5.837	11-25-67	500,000	499,937
GS Mortgage Securities Trust
Series 2017-485L, Class C (D)(I)	3.982	02-10-37	240,000	207,661
Series 2020-UPTN, Class A (D)	2.751	02-10-37	192,000	177,915
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (D)	0.350	05-19-47	2,530,452	26,517
Series 2007-4, Class ES IO	0.350	07-19-47	2,609,414	34,636
Series 2007-6, Class ES IO (D)	0.343	08-19-37	2,696,305	34,739
Imperial Fund Mortgage Trust
Series 2023-NQM1, Class A1	5.941	02-25-68	500,000	499,997
IMT Trust
Series 2017-APTS, Class CFX (D)(I)	3.497	06-15-34	190,000	180,243
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (D)(G)	6.967	08-15-39	359,000	360,797
Irvine Core Office Trust
Series 2013-IRV, Class A2 (D)(I)	3.173	05-15-48	245,000	242,739
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (D)	2.812	01-16-37	195,000	178,180
14	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (D)(G)	5.809	05-15-36	144,000	$142,007
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (D)(G)	5.159	03-15-38	275,232	269,200
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (D)(G)	5.859	03-15-38	216,253	208,129
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (D)(G)	5.773	05-15-39	602,000	595,217
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (D)(I)	3.790	11-15-32	100,000	85,423
Series 2018-ALXA, Class C (D)(I)	4.316	01-15-43	175,000	151,769
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1 (D)	5.000	06-25-62	574,807	570,099
NYMT Loan Trust
Series 2022-CP1, Class A1 (D)	2.042	07-25-61	116,805	105,992
OBX Trust
Series 2020-EXP2, Class A3 (D)(I)	2.500	05-25-60	86,730	73,457
Series 2022-NQM7, Class A1 (D)	5.110	08-25-62	545,104	543,538
One Market Plaza Trust
Series 2017-1MKT, Class D (D)	4.146	02-10-32	190,000	168,978
SLG Office Trust
Series 2021-OVA, Class D (D)	2.851	07-15-41	270,000	208,839
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (D)(I)	2.447	12-25-66	256,171	221,225
Series 2022-4, Class A1 (D)	5.192	05-25-67	474,138	471,683
Towd Point Mortgage Trust
Series 2015-1, Class A5 (D)(I)	3.657	10-25-53	125,000	121,155
Series 2015-2, Class 1M2 (D)(I)	3.470	11-25-60	245,985	240,878
Series 2017-2, Class A1 (D)(I)	2.750	04-25-57	8,866	8,759
Series 2018-1, Class A1 (D)(I)	3.000	01-25-58	46,479	44,985
Series 2018-4, Class A1 (D)(I)	3.000	06-25-58	191,699	178,728
Series 2018-5, Class A1A (D)(I)	3.250	07-25-58	31,246	30,100
Series 2019-1, Class A1 (D)(I)	3.728	03-25-58	139,916	134,823
Series 2019-4, Class A1 (D)(I)	2.900	10-25-59	155,671	145,098
Series 2020-4, Class A1 (D)	1.750	10-25-60	188,943	169,471
U.S. Government Agency 3.4%				4,871,534
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (D)(G)	5.310	01-25-42	265,568	260,516
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (D)(G)	5.610	02-25-42	182,747	181,511
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (D)(G)	6.710	02-25-42	270,000	265,126
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (D)(G)	6.310	04-25-42	251,362	252,126
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(G)	7.210	04-25-42	164,000	164,536
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (D)(G)	6.510	05-25-42	196,788	198,115
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (D)(G)	7.660	05-25-42	250,000	254,490
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (D)(G)	8.810	06-25-42	272,000	288,747
Federal National Mortgage Association
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (D)(G)	6.410	03-25-42	233,460	234,658
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (D)(G)	6.310	03-25-42	100,178	100,427
Series 427, Class C20 IO	2.000	02-25-51	1,661,104	223,026
Series 427, Class C77 IO	2.500	09-25-51	789,307	117,129
Government National Mortgage Association
Series 2012-114, Class IO	0.612	01-16-53	483,899	7,504
Series 2016-174, Class IO	0.876	11-16-56	699,989	28,867
Series 2017-109, Class IO	0.271	04-16-57	770,295	15,069
Series 2017-124, Class IO	0.620	01-16-59	748,517	23,134
Series 2017-135, Class IO	0.721	10-16-58	1,198,353	49,865
Series 2017-140, Class IO	0.486	02-16-59	583,342	19,860
Series 2017-20, Class IO	0.532	12-16-58	1,312,215	34,638
Series 2017-22, Class IO	0.795	12-16-57	367,939	13,940
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	15

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-46, Class IO	0.696	11-16-57	1,127,942	$43,128
Series 2017-61, Class IO	0.746	05-16-59	637,636	24,438
Series 2017-74, Class IO	0.450	09-16-58	1,157,724	28,019
Series 2018-114, Class IO	0.710	04-16-60	819,121	33,864
Series 2018-158, Class IO	0.770	05-16-61	1,253,261	64,251
Series 2018-35, Class IO	0.529	03-16-60	1,654,562	62,642
Series 2018-43, Class IO	0.439	05-16-60	2,071,441	70,769
Series 2018-69, Class IO	0.611	04-16-60	678,153	31,904
Series 2018-9, Class IO	0.443	01-16-60	1,210,426	38,174
Series 2019-131, Class IO	0.802	07-16-61	933,139	52,509
Series 2020-100, Class IO	0.782	05-16-62	1,093,590	65,913
Series 2020-108, Class IO	0.847	06-16-62	1,229,802	74,875
Series 2020-114, Class IO	0.800	09-16-62	2,617,764	163,634
Series 2020-118, Class IO	0.881	06-16-62	1,877,145	118,923
Series 2020-119, Class IO	0.602	08-16-62	1,081,477	55,760
Series 2020-120, Class IO	0.760	05-16-62	600,326	35,898
Series 2020-137, Class IO	0.794	09-16-62	3,015,561	175,279
Series 2020-150, Class IO	0.961	12-16-62	1,682,371	121,725
Series 2020-170, Class IO	0.832	11-16-62	2,250,514	146,332
Series 2021-203, Class IO	0.869	07-16-63	1,799,159	122,304
Series 2021-3, Class IO	0.867	09-16-62	2,893,183	190,865
Series 2021-40, Class IO	0.824	02-16-63	712,515	46,510
Series 2022-150, Class IO	0.823	06-16-64	257,894	17,691
Series 2022-17, Class IO	0.802	06-16-64	1,520,371	103,340
Series 2022-181, Class IO	0.715	07-16-64	794,975	60,080
Series 2022-21, Class IO	0.783	10-16-63	664,589	43,854

Series 2022-53, Class IO	0.712	06-16-64	2,553,998	145,569
Asset backed securities 12.6% (7.6% of Total investments)				$17,901,191
(Cost $19,480,953)
Asset backed securities 12.6%				17,901,191
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (D)	3.199	12-20-30	105,000	96,672
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (D)	1.937	08-15-46	535,000	475,011
Ally Auto Receivables Trust
Series 2022-3, Class A4	5.070	06-15-31	500,000	509,490
Applebee’s Funding LLC
Series 2019-1A, Class A2I (D)	4.194	06-05-49	435,600	425,179
Aqua Finance Trust
Series 2021-A, Class A (D)	1.540	07-17-46	113,600	102,008
Arby’s Funding LLC
Series 2020-1A, Class A2 (D)	3.237	07-30-50	380,250	335,782
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class A (D)	5.250	04-20-29	580,000	585,747
CarMax Auto Owner Trust
Series 2022-4, Class A3	5.340	08-16-27	500,000	506,948
CARS-DB4 LP
Series 2020-1A, Class B1 (D)	4.170	02-15-50	293,000	270,993
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (D)	1.690	07-15-60	366,418	331,123
Series 2021-1A, Class A1 (D)	1.530	03-15-61	365,020	321,719
Chase Auto Credit Linked Notes
Series 2021-3, Class B (D)	0.760	02-26-29	118,630	112,684
CLI Funding VI LLC
Series 2020-1A, Class A (D)	2.080	09-18-45	394,160	349,260
CLI Funding VIII LLC
Series 2021-1A, Class A (D)	1.640	02-18-46	354,554	310,244
16	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2022-1A, Class A (D)	2.720	01-18-47	218,752	$193,421
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,003	14,789
DB Master Finance LLC
Series 2017-1A, Class A2II (D)	4.030	11-20-47	161,925	153,023
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (D)	3.475	04-15-49	80,000	63,674
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (D)	4.118	07-25-47	508,250	483,986
Series 2021-1A, Class A2I (D)	2.662	04-25-51	262,328	228,683
Driven Brands Funding LLC
Series 2020-2A, Class A2 (D)	3.237	01-20-51	274,400	235,073
Series 2021-1A, Class A2 (D)	2.791	10-20-51	330,813	273,214
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (D)(G)	6.032	04-15-33	263,000	261,356
FirstKey Homes Trust
Series 2021-SFR1, Class D (D)	2.189	08-17-38	264,000	227,067
Five Guys Funding LLC
Series 2017-1A, Class A2 (D)	4.600	07-25-47	193,060	182,359
Ford Credit Auto Owner Trust
Series 2022-D, Class A3	5.270	05-17-27	500,000	507,224
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A4	4.590	07-17-28	290,000	291,949
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (D)	3.208	01-22-29	297,000	272,745
Series 2021-1A, Class A2 (D)	2.773	04-20-29	268,000	246,460
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (D)	3.939	02-01-62	240,000	219,868
Hilton Grand Vacations Trust
Series 2018-AA, Class A (D)	3.540	02-25-32	54,960	53,202
Hyundai Auto Receivables Trust
Series 2022-C, Class A3	5.390	06-15-27	424,000	430,359
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (D)	4.970	08-25-49	96,285	87,242
Series 2022-1A, Class A2I (D)	3.445	02-26-52	299,440	267,535
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (D)	2.730	10-25-48	19,203	18,672
Mercedes-Benz Auto Receivables Trust
Series 2022-1, Class A3	5.210	08-16-27	259,000	262,448
Series 2022-1, Class A4	5.250	02-15-29	500,000	514,633
Series 2023-1, Class A4	4.310	04-16-29	290,000	289,344
MVW LLC
Series 2020-1A, Class D (D)	7.140	10-20-37	1,062,978	1,022,812
MVW Owner Trust
Series 2018-1A, Class A (D)	3.450	01-21-36	88,475	86,140
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (D)	2.600	08-15-68	127,822	119,181
Neighborly Issuer LLC
Series 2021-1A, Class A2 (D)	3.584	04-30-51	467,670	395,991
Series 2022-1A, Class A2 (D)	3.695	01-30-52	210,870	175,740
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (D)	1.910	10-20-61	461,000	401,470
Series 2021-1, Class B1 (D)	2.410	10-20-61	139,000	116,078
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (D)	3.104	07-25-26	69,908	64,116
PFS Financing Corp.
Series 2020-E, Class A (D)	1.000	10-15-25	263,000	254,995
Progress Residential Trust
Series 2021-SFR8, Class B (D)	1.681	10-17-38	165,000	144,831
Sesac Finance LLC
Series 2019-1, Class A2 (D)	5.216	07-25-49	349,330	323,957
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	17

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
SMB Private Education Loan Trust
Series 2019-B, Class A2A (D)	2.840	06-15-37	236,687	$222,881
Series 2020-PTA, Class A2A (D)	1.600	09-15-54	197,018	178,073
Series 2021-A, Class APT2 (D)	1.070	01-15-53	149,824	130,980
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	309,339	285,449
Series 2021-1A, Class A2I (D)	2.190	08-20-51	235,813	194,221
Sunbird Engine Finance LLC
Series 2020-1A, Class A (D)	3.671	02-15-45	183,531	148,383
Taco Bell Funding LLC
Series 2021-1A, Class A2I (D)	1.946	08-25-51	500,940	437,571
TIF Funding II LLC
Series 2021-1A, Class A (D)	1.650	02-20-46	207,025	176,624
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A3	5.300	09-15-27	370,000	376,433
Triton Container Finance VIII LLC
Series 2020-1A, Class A (D)	2.110	09-20-45	515,472	453,889
Series 2021-1A, Class A (D)	1.860	03-20-46	284,484	246,130
Vantage Data Centers LLC
Series 2020-1A, Class A2 (D)	1.645	09-15-45	366,000	328,447
Series 2020-2A, Class A2 (D)	1.992	09-15-45	239,000	203,185
VR Funding LLC
Series 2020-1A, Class A (D)	2.790	11-15-50	344,447	292,608
VSE VOI Mortgage LLC
Series 2017-A, Class A (D)	2.330	03-20-35	91,894	88,494
Wendy’s Funding LLC
Series 2021-1A, Class A2I (D)	2.370	06-15-51	291,560	246,821
Willis Engine Structured Trust V
Series 2020-A, Class A (D)	3.228	03-15-45	103,400	79,631
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (D)	3.238	07-30-51	230,490	194,874

	Shares	Value
Common stocks 0.1% (0.1% of Total investments)		$169,057
(Cost $312,488)
Utilities 0.1%		169,057
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	6,250	169,057

Preferred securities 0.4% (0.2% of Total investments)		$491,463
(Cost $524,505)
Communication services 0.1%		112,714
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625% (A)	5,825	112,714
Financials 0.2%		241,534
Banks 0.2%
Wells Fargo & Company, 7.500%	192	241,534
Utilities 0.1%		137,215
Multi-utilities 0.1%
NiSource, Inc., 7.750%	1,300	137,215

18	JOHN HANCOCK INCOME SECURITIES TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$202
(Cost $0)
LSC Communications, Inc. (D)(J)	321,000	202

	Yield (%)	Shares	Value
Short-term investments 2.2% (1.3% of Total investments)			$3,195,205
(Cost $3,195,201)
Short-term funds 2.2%			3,195,205
John Hancock Collateral Trust (K)	4.3787(L)	319,591	3,195,205

Total investments (Cost $250,033,383) 165.0%	$235,456,033
Other assets and liabilities, net (65.0%)	(92,795,135)
Total net assets 100.0%	$142,660,898

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-23 was $105,350,000. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $21,530,781.
(B)	All or a portion of this security is on loan as of 1-31-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $59,290,340 or 41.6% of the fund’s net assets as of 1-31-23.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(L)	The rate shown is the annualized seven-day yield as of 1-31-23.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST	19

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$97,502,209	—	$97,502,209	—
Foreign government obligations	970,970	—	970,970	—
Corporate bonds	97,671,329	—	97,671,329	—
Municipal bonds	601,588	—	601,588	—
Term loans	220,425	—	220,425	—
Collateralized mortgage obligations	16,732,394	—	16,732,394	—
Asset backed securities	17,901,191	—	17,901,191	—
Common stocks	169,057	$169,057	—	—
Preferred securities	491,463	491,463	—	—
Escrow certificates	202	—	202	—
Short-term investments	3,195,205	3,195,205	—	—
Total investments in securities	$235,456,033	$3,855,725	$231,600,308	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	319,591	$2,564,993	$41,651,084	$(41,023,570)	$2,664	$34	$33,282	—	$3,195,205
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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